LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative)	12 Months Ended
Feb. 29, 2016 USD ($)
Rent payable, Boston, monthly installment rate	$ 10,280
Rent payable, second year	10,588
Rent payable, New York, monthly installment rate	2,400
License Agreement [Member]
License maintenance fee due at one year	75,000
License maintenance fee due at two years	100,000
License Agreement 2 [Member]
License maintenance fee due at one year	30,000
License maintenance fee due at two years	50,000
License maintenance fee due at three years	75,000
License maintenance fee due at four years	100,000
License Agreement 3 [Member]
License maintenance fee due at one year	15,000
License maintenance fee due at two years	25,000
License maintenance fee due at three years	37,500
License maintenance fee due at four years	50,000
License Agreement 4 [Member]
License maintenance fee due at one year	10,000
License maintenance fee due at two years	15,000
License maintenance fee due at three years	15,000
License maintenance fee due at four years	$ 20,000